CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 4,882	$ 5,384
Restricted cash	934	927
Trade receivables, net	742	580
Financing receivables, net	19,116	19,001
Inventories, net	6,672	5,690
Property, plant and equipment, net	6,451	6,481
Investments in unconsolidated subsidiaries and affiliates	478	527
Equipment under operating leases	1,892	1,835
Goodwill	2,458	2,447
Other intangible assets, net	792	810
Deferred tax assets	1,024	1,250
Derivative assets	142	211
Other assets	1,817	1,534
TOTAL ASSETS	47,400	46,677
Debt	26,308	26,301
Trade payables	5,761	5,342
Deferred tax liabilities	68	334
Pension, postretirement and other postemployment benefits	2,235	2,282
Derivative liabilities	238	69
Other liabilities	8,342	7,488
Total Liabilities	42,952	41,816
Redeemable noncontrolling interest	20	18
Common shares, €0.01, par value; outstanding 1,361,478,726 common shares and 413,204,114 special voting shares at 06/30/2016; and outstanding 1,362,048,989 common shares and 413,249,206 special voting shares at 12/31/2015	25	25
Treasury stock, at cost - 1,430,885 shares in 2016 and 0 shares in 2015	(9)
Additional paid in capital	4,427	4,399
Retained earnings	1,655	2,241
Accumulated other comprehensive loss	(1,682)	(1,863)
Noncontrolling interests	12	41
Equity	4,428	4,843
TOTAL LIABILITIES AND EQUITY	$ 47,400	$ 46,677